Performance Management - Preferred Securities and Income SMA Shares	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods. The ICE BofA U.S. All Capital Securities Index, the Fund’s broad based market index, tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.In addition to the broad-based market index, the table shows performance of a blended benchmark (the “Blended Benchmark”). The Blended Benchmark is represented by the performance of 75% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.
Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the ICE BofA U.S. All Capital Securities Index, over various time periods.
Performance Additional Market Index [Text]	In addition to the broad-based market index, the table shows performance of a blended benchmark (the “Blended Benchmark”). The Blended Benchmark is represented by the performance of 75% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The Advisor believes that this index, as compared to the broad-based market index, is comprised of securities that are more representative of the Fund’s investment strategy.
Bar Chart Closing [Text Block]	Highest quarterly return during this period:12.68%quarter endedJune 30, 2020Lowest quarterly return during this period:-14.64%quarter endedMarch 31, 2020Year-to-date return was0.69%as ofJanuary 31, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.cohenandsteers.com
Performance Availability Phone [Text]	(800) 330-7348
Preferred Securities and Income SMA Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return was
Bar Chart, Year to Date Return	0.69%
Bar Chart, Year to Date Return, Date	Jan. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return during this period:
Highest Quarterly Return	12.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return during this period:
Lowest Quarterly Return	(14.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020